Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Reserve For Warrants [Member]	Retained earnings [member]	Shareholders' equity [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Aug. 31, 2023	$ 164,816	$ 8,807	$ 1,700	$ (121,423)	$ 53,900	$ 7,156	$ 61,056
Balance, number (in shares) at Aug. 31, 2023	277,625,317
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 16)	$ 1,129	(1,121)			8		8
Shares issued for share-based payments (in shares)	2,565,419
Share-based compensation expense (Note 16)		2,018			2,018		2,018
Witholding tax impact on share-based payments		(553)			(553)		(553)
Net (loss) income for the year				(470)	(470)	3,980	3,510
Ending balance, value at Aug. 31, 2024	$ 165,945	9,151	1,700	(121,893)	54,903	11,136	66,039
Balance, number (in shares) at Aug. 31, 2024	280,190,736
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 16)	$ 2,056	(2,056)
Shares issued for share-based payments (in shares)	4,671,159
Share-based compensation expense (Note 16)		2,461			2,461		2,461
Witholding tax impact on share-based payments		(778)			(778)		(778)
Net income for the year				687	687	5,879	6,566
Ending balance, value at Aug. 31, 2025	$ 168,001	$ 8,778	$ 1,700	$ (121,206)	$ 57,273	$ 17,015	$ 74,288
Balance, number (in shares) at Aug. 31, 2025	284,861,895